Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 18 — COMMITMENTS AND CONTINGENCIES

The Company may be involved in certain legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determine whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

The company’s subsidiaries, Shanghai TD Manufacturing and Shanghai TD Installation, have entered into two operating lease agreements with the owner to lease office space in Shanghai.

The following table sets forth our contractual obligations as of December 31, 2024:

Lease Commitment
2025	$5,244
Total	$5,244